The February 28, 2023 Form N-CEN for JPMorgan Institutional Trust is being amended to update item C.7.n.i for JPMorgan Core Bond
Trust and Item c.7.n.vi for JPMorgan Core Bond Trust and
JPMorgan Intermediate Bond Trust. There are no other changes to its prior filing.